CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Net income		$ 700	$ 72	$ 606
Items that will not be reclassified subsequently to profit or loss:
Revaluation of property, plant and equipment		198	119	142
Taxes on the above		(49)	(30)	(36)
Other comprehensive income that will not be reclassified to profit or loss, net of tax		149	89	106
Items that may be reclassified subsequently to profit or loss:
Foreign currency translation		54	134	159
Cash flow hedge		(25)	1	(24)
Taxes on the above items		(8)	6	2
Share of losses from investments in associates		0	0	(27)
Other comprehensive income that will be reclassified to profit or loss, net of tax		21	141	110
Total other comprehensive income		170	230	216
Comprehensive income		870	302	822
Attributable to:
Brookfield Infrastructure Partners L.P.	[1]	(46)	(500)	278
Non-controlling interests		$ 916	$ 802	$ 544

[1]	Comprehensive income following the Arrangement is attributable to the partnership as a result of the partnership holding all of the class B shares issued by our company. Comprehensive income prior to the Arrangement is attributable to the partnership as a result of the partnership holding all of the class C shares issued by BIHC. Please refer to Note 3(b), Material Accounting Policy Information, for further details.